Background and Basis of Presentation	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Entity Information [Line Items]
Background	Background and Nature of Operations
Revelyst, Inc. (the “Company”, “Revelyst”) was incorporated in Delaware on August 16, 2022. The Company was formed for the purpose of effecting a separation from Vista Outdoor and is currently a wholly owned subsidiary of Vista Outdoor. On October 15, 2023, Vista Outdoor Inc. (“Vista Outdoor”) entered into a definitive agreement (the “Merger Agreement”) to sell The Kinetic Group business (formerly the Sporting Products business) to CZECHOSLOVAK GROUP a.s. (“CSG”), (the “Sporting Products Sale”). Pursuant to a Separation Agreement entered into between Vista Outdoor and Revelyst, Inc. simultaneously with the entry into the Merger Agreement, Vista Outdoor will separate its Revelyst Outdoor Performance, Revelyst Adventure Sports and Revelyst Precision Sports Technology segments (together, the “Revelyst Business”, formerly the Outdoor Products business) from The Kinetic Group business by transferring the assets and liabilities of the Revelyst Business to Revelyst and CSG will merge one of its subsidiaries with Vista Outdoor (holding only The Kinetic Group Business), with each share of common stock, par value $0.01 per share, of Vista Outdoor (“Vista Outdoor Common Stock”) outstanding as of immediately prior to the closing of such transaction (other than shares held by Vista Outdoor, its subsidiaries or CSG, which will be canceled, and shares subject to appraisal demands in connection with the Sporting Products Sale) being converted into the right to receive (a) one fully paid and non-assessable share of common stock of Revelyst (“Revelyst Common Stock”) and (b) $12.90 in cash (the “Cash Consideration”).
On May 27, 2024, the parties entered into the first amendment to the Sporting Products Sale (the “First Amendment”). The First Amendment:
1.increased the base purchase price from $1,910,000 to $1,960,000;
2.increased the Cash Consideration from $12.90 to $16.00 in cash per share of Vista Outdoor Common Stock; and
3.provided that certain Vista Outdoor restricted stock units held by Vista Outdoor employees will be converted into restricted cash awards, subject to the same terms and conditions as the corresponding Vista Outdoor restricted stock units , including vesting terms, to the extent necessary to address adverse tax consequences to such employees and Vista Outdoor under Sections 280G and 4999 of the Internal Revenue Code of 1986, as amended from time to time.
On June 23, 2024, the parties entered into the second amendment to the Merger Agreement (the “Second Amendment”). The Second Amendment:
1.increased the base purchase price from $1,960,000 to $2,000,000; and
2.increased the Cash Consideration from $16.00 to $18.00 in cash per share of Vista Outdoor Common Stock.
The Sporting Products Sale is expected to close in calendar year 2024, subject to approval of Vista Outdoor’s stockholders and other customary closing conditions. There can be no assurance regarding the ultimate timing of the proposed transaction or that the Sporting Products Sale will be completed.
Effective October 5, 2023, we filed a Certificate of Amendment of Certification of Incorporation with the Secretary of State of the State of Delaware to change our corporate name from Outdoor Products Spinco Inc. to Revelyst, Inc. Our board of directors approved the name change on the effective date.
Background and Nature of Operations
Revelyst, Inc. (the “Company”, “Revelyst”) was incorporated in Delaware on August 16, 2022. The Company was formed for the purpose of effecting a separation from Vista Outdoor and is currently a wholly owned subsidiary of Vista Outdoor. On October 15, 2023, Vista Outdoor Inc. (“Vista Outdoor”) entered into a definitive agreement (the “Merger Agreement”) to sell The Kinetic Group business (formerly the Sporting Products business) to CZECHOSLOVAK GROUP a.s. (“CSG”), (the “Sporting Products Sale”). Pursuant to a Separation Agreement entered into between Vista Outdoor and Revelyst, Inc. simultaneously with the entry into the Merger Agreement, Vista Outdoor will separate its Revelyst Outdoor Performance, Revelyst Adventure Sports and Revelyst Precision Sports Technology segments (together, the “Revelyst Business”, formerly the Outdoor Products business) from The Kinetic Group business by transferring the assets and liabilities of the Revelyst Business to Revelyst and CSG will merge one of its subsidiaries with Vista Outdoor (holding only The Kinetic Group Business), with each share of common stock, par value $0.01 per share, of Vista Outdoor (“Vista Outdoor Common Stock”) outstanding as of immediately prior to the closing of such transaction (other than shares held by Vista Outdoor, its subsidiaries or CSG, which will be canceled, and shares subject to appraisal demands in connection with the Sporting Products Sale) being converted into the right to receive (a) one fully paid and non-assessable share of common stock of Revelyst (“Revelyst Common Stock”) and (b) $12.90 in cash (the “Cash Consideration”).
On May 27, 2024, the parties entered into the first amendment to the Merger Agreement (the “First Amendment”). The First Amendment:
1.increases the base purchase price from $1,910,000 to $1,960,000;
2.increases the Cash Consideration from $12.90 to $16.00 in cash per share of Vista Outdoor Common Stock; and
3.provided that certain Vista Outdoor restricted stock units held by Vista Outdoor employees will be converted into restricted cash awards, subject to the same terms and conditions as the corresponding Vista Outdoor restricted stock units , including vesting terms, to the extent necessary to address adverse tax consequences to such employees and Vista Outdoor under Sections 280G and 4999 of the Internal Revenue Code of 1986, as amended from time to time.
On June 23, 2024, the parties entered into the second amendment to the Merger Agreement (the “Second Amendment”). The Second Amendment:
1.increased the base purchase price from $1,960,000 to $2,000,000; and
2.increased the Cash Consideration from $16.00 to $18.00 in cash per share of Vista Outdoor Common Stock.
On July 7, 2024, the Parties entered into the third amendment to the Merger Agreement (the “Third Amendment”). The Third Amendment:
1.increased the base purchase price from $2,000,000 to $2,100,000; and
2.increased the Cash Consideration from $18.00 to $21.00 in cash per share of Vista Outdoor Common Stock.
On July 21, 2024, the Parties entered into the fourth amendment to the Merger Agreement (the “Fourth Amendment”). The Fourth Amendment:
1.increased the base purchase price from $2,100,000 to $2,150,000; and
2.increased the Cash Consideration from $21.00 to $24.00 in cash per share of Vista Outdoor Common Stock.
The Sporting Products Sale is subject to approval of Vista Outdoor’s stockholders and other customary closing conditions. There can be no assurance regarding the ultimate timing of the proposed transaction or that the Sporting Products Sale will be completed.
Announcement Review of Strategic Alternatives
On July 30, 2024, Vista Outdoor announced their Board of Directors (the “Board”) decided to commence a review of strategic alternatives which includes: (i) the exploration of a full range of alternatives for Revelyst, including a potential sale of Revelyst, (ii) engagement with MNC Capital and its private equity partner with respect to its proposal to acquire Vista Outdoor in an all-cash transaction for $42.00 per share of Vista Outdoor Common Stock, and (iii) continued consideration of the separation of Revelyst and The Kinetic Group through a spin-off. CSG is also considering an acquisition of Revelyst with potential partners (in addition to its proposed acquisition of The Kinetic Group).
There can be no assurance regarding the ultimate timing of the strategic alternatives review process and there can be no assurance that this process will result in Vista Outdoor pursuing any transaction or other strategic alternative.
Vista Outdoor remains bound by the terms of the Merger Agreement with CSG and their Board continues to recommend Vista Outdoor stockholders vote in favor of the proposal to adopt the Merger Agreement with CSG.

Revelyst Business
Entity Information [Line Items]
Background	Background and Basis of Presentation
Separation from Vista Outdoor Inc.
Revelyst, Inc. (the “Company”, “Revelyst”) was incorporated in Delaware on August 16, 2022. The Company was formed for the purpose of effecting a separation from Vista Outdoor and is currently a wholly owned subsidiary of Vista Outdoor. Vista Outdoor Inc. (“Vista Outdoor”) entered into a definitive agreement (the “Merger Agreement”) to sell The Kinetic Group business (formerly the Sporting Products business) to CZECHOSLOVAK GROUP a.s. (“CSG”), (the “Sporting Products Sale”) for an enterprise value of $1,910,000 (the “base purchase price”) on a cash-free, debt-free basis subject to working capital adjustments. Pursuant to a Separation Agreement entered into between Vista Outdoor and Revelyst, Inc. simultaneously with the entry into the Merger Agreement, Vista Outdoor will separate its Revelyst Outdoor Performance, Revelyst Adventure Sports and Revelyst Precision Sports Technology segments (together, the “Revelyst Business”, “we”, “our”, and “us”, unless the context otherwise requires, formerly the Outdoor Products business) from The Kinetic Group business by transferring the assets and liabilities of the Revelyst business to a wholly owned subsidiary of Vista Outdoor, Revelyst, and CSG will merge one of its subsidiaries with Vista Outdoor (holding only The Kinetic Group business), with each share of common stock, par value $0.01 per share, of Vista Outdoor ("Vista Outdoor Common Stock") outstanding as of immediately prior to the closing of such transaction (other than shares held by Vista Outdoor, its subsidiaries or CSG, which will be canceled, and shares subject to appraisal demands in connection with the Sporting Products Sale) being converted into the right to receive (a) one fully paid and non-assessable share of common stock of Revelyst and (b) $12.90 in cash (“Cash Consideration”).
On May 27, 2024, the parties entered into the first amendment to the Merger Agreement (the “First Amendment”). The First Amendment:
1.increases the base purchase price from $1,910,000 to $1,960,000;
2.increases the Cash Consideration from $12.90 to $16.00 in cash per share of Vista Outdoor Common Stock; and
3.provided that certain Vista Outdoor restricted stock units held by Vista Outdoor employees will be converted into restricted cash awards, subject to the same terms and conditions as the corresponding Vista Outdoor restricted stock units , including vesting terms, to the extent necessary to address adverse tax consequences to such employees and Vista Outdoor under Sections 280G and 4999 of the Internal Revenue Code of 1986, as amended from time to time.
On June 23, 2024, the parties entered into the second amendment to the Merger Agreement (the “Second Amendment”). The Second Amendment:
1.increased the base purchase price from $1,960,000 to $2,000,000; and
2.increased the Cash Consideration from $16.00 to $18.00 in cash per share of Vista Outdoor Common Stock.
On July 7, 2024, the Parties entered into the third amendment to the Merger Agreement (the “Third Amendment”). The Third Amendment:
1.increased the base purchase price from $2,000,000 to $2,100,000; and
2.increased the Cash Consideration from $18.00 to $21.00 in cash per share of Vista Outdoor Common Stock.
On July 21, 2024, the Parties entered into the fourth amendment to the Merger Agreement (the “Fourth Amendment”). The Fourth Amendment:
1.increased the base purchase price from $2,100,000 to $2,150,000; and
2.increased the Cash Consideration from $21.00 to $24.00 in cash per share of Vista Outdoor Common Stock.
The Sporting Products Sale is subject to approval of Vista Outdoor’s stockholders and other customary closing conditions. There can be no assurance regarding the ultimate timing of the proposed transaction or that the Sporting Products Sale will be completed.
Announcement Review of Strategic Alternatives
On July 30, 2024, Vista Outdoor announced their Board of Directors (the “Vista Outdoor Board”) decided to commence a review of strategic alternatives which includes: (i) the exploration of a full range of alternatives for the Revelyst Business, including a potential sale of the Revelyst Business, (ii) engagement with MNC Capital and its private equity partner with respect to its proposal to acquire Vista Outdoor in an all-cash transaction for $42.00 per share of Vista Outdoor Common Stock, and (iii) continued consideration of the separation of the Revelyst Business and The Kinetic Group through a spin-off. CSG is also considering an acquisition of the Revelyst Business with potential partners (in addition to its proposed acquisition of The Kinetic Group).
There can be no assurance regarding the ultimate timing of the strategic alternatives review process and there can be no assurance that this process will result in Vista Outdoor pursuing any transaction or other strategic alternative.
Vista Outdoor remains bound by the terms of the Merger Agreement with CSG and the Vista Outdoor Board continues to recommend Vista Outdoor stockholders vote in favor of the proposal to adopt the Merger Agreement with CSG.
Nature of Operations. The Revelyst Business is a house of iconic consumer product brands serving a diverse range of outdoor enthusiasts across the world. We design, develop, manufacture, source and distribute performance gear and precision technologies for golfers, cyclists, off-road riders, skiers, snowboarders, backyard grillers, hikers, campers, anglers and hunters. We will be headquartered in Providence, Rhode Island and have manufacturing and distribution facilities in the U.S., Canada, Mexico and Puerto Rico along with international customer service, sales and sourcing operations in Asia and Europe.
Basis of Combination. These unaudited condensed combined financial statements reflect the historical financial position, results of operations and cash flows for the periods presented as we are managed within Vista Outdoor. The condensed combined financial statements have been prepared on a “carve-out” basis and are derived from the consolidated financial statements and accounting records of Vista Outdoor. The condensed combined financial statements have been prepared in U.S. dollars and in conformity with accounting principles generally accepted in the United States of America. The condensed combined financial statements may not be indicative of our future performance and do not necessarily reflect what the results of operations, financial position and cash flows would have been had we operated as an independent company during the periods presented.
The condensed combined financial statements include expense allocations for certain functions provided by Vista Outdoor, including, but not limited to, general corporate expenses related to management, finance, legal, information technology, human resources, communications, supply chain and insurance. These expenses have been allocated to us on the basis of direct usage when identifiable, with the remainder principally allocated on the basis of percent of revenue, headcount or other measures. During the three months ended June 30, 2024 we were allocated $(19,659) of gain on divestiture and $18,759 of general corporate expenses and for the three months ended June 25, 2023 were allocated $12,262 of general corporate expenses. General corporate expenses are included within selling, general and administrative expenses in the condensed combined statements of comprehensive loss. Management considers the basis on which the expenses have been allocated to reasonably reflect the utilization of services provided to or the benefit received by us during the periods presented. The allocations may not, however, reflect the expenses we would have incurred if we had been an independent company for the periods presented. Actual costs that may have been incurred if we had been an independent company would depend on several factors, including the organizational structure, whether functions were outsourced or performed by employees and strategic decisions made in areas such as information technology and infrastructure. We are unable to determine what such costs would have been had we been independent. Following the closing of the Sporting Products Sale (the “Closing”), we may perform these functions using its own resources or purchased services.
All intercompany transactions have been eliminated in the Vista Outdoor consolidation process. Related party transactions between us and Vista Outdoor have been included in these condensed combined financial statements. The aggregate net effect of related party transactions not historically settled in cash between us and Vista Outdoor has been reflected in the condensed combined balance sheets as “Parent company investment” and in the condensed combined statements of cash flows as “Net transfers to Parent” within financing activities.
Vista Outdoor utilizes a centralized approach to cash management and financing its operations. This arrangement is not reflective of the manner in which we would have been able to finance its operations had it been independent from Vista Outdoor. The cash and cash equivalents held by Vista Outdoor at the corporate level are not specifically identifiable to us and therefore have not been reflected in our condensed combined balance sheets. Cash transfers between Vista Outdoor and us are recorded through the Parent company investment account. Cash and cash equivalents in the condensed combined balance sheets represents cash and temporary investments held locally by us.
The condensed combined financial statements include certain assets and liabilities that have historically been held at the Vista Outdoor corporate level but are specifically identifiable or otherwise attributable to us. Vista Outdoor’s third-party debt and the related interest expense have not been allocated to us for any of the periods presented, as we are not the primary obligor of such debt.
Use of Estimates. The preparation of condensed combined financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Due to the inherent uncertainty involved in making estimates, actual results reported in future periods may differ from those estimates. We review our estimates to ensure that these estimates properly reflect changes in our business or as new information becomes available. See our discussion of Critical Accounting Policies and Estimates in Part I, Item 2 of this Quarterly Report.
Background
Separation from Vista Outdoor Inc.
Revelyst, Inc. (the “Company”, “Revelyst”) was incorporated in Delaware on August 16, 2022. The Company was formed for the purpose of effecting a separation from Vista Outdoor and is currently a wholly owned subsidiary of Vista Outdoor. On October 15, 2023, Vista Outdoor Inc. (“Vista Outdoor”) entered into a definitive agreement (the “Merger Agreement”) to sell The Kinetic Group business (formerly the Sporting Products business) to CZECHOSLOVAK GROUP a.s. (“CSG”), (the “Sporting Products Sale”). Pursuant to a Separation Agreement entered into between Vista Outdoor and Revelyst, Inc. simultaneously with the entry into the Merger Agreement, Vista Outdoor will separate its Revelyst Outdoor Performance, Revelyst Adventure Sports and Revelyst Precision Sports Technology segments (together, the “Revelyst Business”, “we”, “our”, and “us”, unless the context otherwise requires, formerly the Outdoor Products business) from The Kinetic Group business by transferring the assets and liabilities of the Revelyst Business to Revelyst, Inc. and CSG will merge one of its subsidiaries with Vista Outdoor (holding only The Kinetic Group Business), with each share of common stock, par value $0.01 per share, of Vista Outdoor (“Vista Outdoor Common Stock”) outstanding as of immediately prior to the closing of such transaction (other than shares held by Vista Outdoor, its subsidiaries or CSG, which will be canceled, and shares subject to appraisal demands in connection with the Sporting Products Sale) being converted into the right to receive (a) one fully paid and non-assessable share of common stock of Revelyst (“Revelyst Common Stock”) and (b) $12.90 in cash (the “Cash Consideration”).
On May 27, 2024, the parties entered into the first amendment to the Sporting Products Sale (the “First Amendment”). The First Amendment:
1.increased the base purchase price from $1,910,000 to $1,960,000;
2.increased the Cash Consideration from $12.90 to $16.00 in cash per share of Vista Outdoor Common Stock; and
3.provided that certain Vista Outdoor restricted stock units held by Vista Outdoor employees will be converted into restricted cash awards, subject to the same terms and conditions as the corresponding Vista Outdoor restricted stock units , including vesting terms, to the extent necessary to address adverse tax consequences to such employees and the Company under Sections 280G and 4999 of the Internal Revenue Code of 1986, as amended from time to time.
On June 23, 2024, the parties entered into the second amendment to the Merger Agreement (the “Second Amendment”). The Second Amendment:
1.increased the base purchase price from $1,960,000 to $2,000,000; and
2.increased the Cash Consideration from $16.00 to $18.00 in cash per share of Vista Outdoor Common Stock.
The Sporting Products Sale is expected to close in calendar year 2024, subject to approval of our stockholders, and other customary closing conditions. There can be no assurance regarding the ultimate timing of the proposed transaction or that the Sporting Products Sale will be completed.